UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period
from June 26, 2010 to July 27, 2010

Commission File Number of issuing entity: 333-145220-01

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)
(Exact name of issuing entity as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of issuing entity: 333-145220-02

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)
(Exact name of issuing entity as specified in its charter)

NEW YORK (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)
Commission File Number
of sponsor and depositor:
333-145220

CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
(Exact name of sponsor and depositor as specified in its charter)

46-0358360 (I.R.S. Employer Identification No.)

c/o CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION
701 EAST 60TH STREET, NORTH, MAIL CODE 1251
SIOUX FALLS, SOUTH DAKOTA	57117
(Address of principal executive	(Zip Code)
offices of issuing entities)

(605) 331-2626
(Telephone number, including area code)
NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Citiseries, Class A notes			[X]
Citiseries, Class B notes			[X]
Citiseries, Class C notes			[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X  No

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

This amendment relates to the Form 10-D filed with the Securities and Exchange Commission on August 16, 2010 for the monthly distribution period from June 26, 2010 to July 27, 2010. This Form 10-D/A corrects errors in Exhibit 99 under Item 9 of that Form 10-D.

As previously disclosed in the monthly servicer report for the due period ending July 27, 2010, Citibank (South Dakota), National Association, as Servicer, identified a flaw in its process for reporting Trust net losses, which the Servicer believed resulted in an overstatement of net losses for the June 2010 and prior due periods.  Upon further review of this issue, the Servicer determined that net losses reported for the June 2010 and prior due periods were in fact correct as originally reported and were not overstated.  In addition, because the Servicer changed its process for reporting net losses for the due period ending July 27, 2010 to remedy the perceived flaw, net losses reported for that due period were incorrectly understated by 0.65% per annum.

Attached hereto as Exhibit 99 is a corrected monthly servicer report for the due period ending July 27, 2010.  The attached report corrects the originally reported net loss percentage and makes corresponding changes to reflect the corrected net loss rate.

Except as disclosed herein, this Form 10-D/A does not update any disclosures in the original Form 10-D to reflect developments since the date of its filing. Unaffected items have not been repeated in this amendment, and no other changes have been made.

PART II  – OTHER INFORMATION

Item 9. Exhibits

Exhibit No.	Description
99	Monthly Report for the Due Period ending July 27, 2010 and the related Payment Dates for the Notes

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION, as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I
Date: September 24, 2010	By: /s/ Douglas C. Morrison Douglas C. Morrison Vice President